Condensed Consolidated Financial Statement Details (Details 1) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Statement Details
Gross property, plant and equipment	$ 25,125,450	$ 24,884,609	$ 24,895,726
Accumulated depreciation	8,188,743	7,700,417	6,200,757
Total property, plant and equipment, net	$ 16,936,707	$ 17,184,192	$ 18,694,969